(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments, net	$ (7,227)	$ 71,497	$ 24,348
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments, net	(15,583)	72,269	27,016
Net interest income/(expense) on undesignated IRS derivatives	8,356	(772)	(2,908)
Foreign exchange swap
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments, net	$ 0	$ 0	$ 240